Reserves (Tables)	12 Months Ended
Jun. 30, 2022
Reserves Table [abstract]
Schedule of reserves of share based payments
		Years Ended June 30,
	Notes	2022	2021	2020

(a) Share Based Payments
184,692,720 (2021: 160,542,720, 2020: 21,550,000) options for fully paid ordinary shares	11(c)	3,565,918	2,750,884	866,121

		3,565,918	2,750,884	866,121

		Years Ended June 30,
	Notes	2022	2021	2020

(b) Warrants/Free-attaching options
674,694,939 free-attaching options (2021: 674,694,939 free-attaching options, 2020: Nil) for fully paid ordinary shares (1)	11(c)	-	-	-

		-	-	-

Schedule of movements in options for fully paid ordinary shares
	Years Ended June 30,
	2022		2021		2020
	Number of Options	(A$)	Number of Options	(A$)	Number of Options	(A$)
Beginning of the year	160,542,720	2,750,884	21,550,000	866,121	25,300,000	1,158,975
Options issued during the year	45,150,000	-	140,392,720	-	-	-
Expired during the year	(7,000,000)	(240,310)	-	-	(3,400,000)	(280,838)
Forfeited during the year	(14,000,000)	(450,777)	(1,400,000)	(65,800)	(350,000)	(12,016)
Share Based Payment expense	-	1,506,121	-	1,950,563	-	-
End of the year	184,692,720	3,565,918	160,542,720	2,750,884	21,550,000	866,121